Filed Pursuant to Rule 497
Registration No. 333-193241

Supplement No. 6 dated January 5, 2015
to
Prospectus dated July 1, 2014

This supplement contains information which amends, supplements or modifies certain information contained in the prospectus of Business Development Corporation of America, which we refer to as the Company, our, us or we, dated July 1, 2014, or the Prospectus, as supplemented by Supplement No. 5 dated December 18, 2014, Supplement No. 4 dated December 5, 2014, Supplement No. 3 dated November 21, 2014, Supplement No. 2 dated November 6, 2014 and Supplement No. 1 dated September 9, 2014. Terms not defined herein shall have the meanings ascribed to them in the Prospectus.

You should carefully consider the “Risk Factors” beginning on page 33 of the Prospectus before you decide to invest.

Status of the Offering

The extension of the Company’s public offering will close to new investments on April 30, 2015. Subscription agreements received prior to the closing will be processed up to 60 days after closing only if shares remain available for issuance. The Company had registered a maximum 101,100,000 shares of its common stock, or $1,132,320,000, based on its current public offering price of $11.20 in connection with the extension of its public offering that was declared effective on July 1, 2014. Any subscriptions that the Company is unable to accept will be promptly returned.

As of December 31, 2014 and including the Company’s initial public offering that commenced on April 4, 2011 and the extension of the Company’s public offering that commenced on July 1, 2014, the Company has raised $1.7 billion, resulting from the sale of 158.1 million shares of common stock, including sales through the Company’s distribution reinvestment plan, or “DRIP.” As of December 31, 2014, the Company has 79 million shares remaining available for sale.

During the term of its initial public offering from April 4, 2011, through July 1, 2014, the Company raised $1.48 billion resulting from the sale of 136 million shares, including DRIP shares.

INVESTMENT PORTFOLIO

We intend to add to our portfolio as the offering progresses. As of December 31, 2014, approximately 53% of the principal amount of our portfolio was represented by senior secured first lien debt, and the portfolio was comprised of 114 separate portfolio companies in 36 distinct industries.  As of that same date, our average principal amount by portfolio company represented less than 1% of the portfolio and the largest portfolio company represented less than 3% of the portfolio. These amounts are subject to change. The following are our investment portfolio and portfolio of assets as of December 31, 2014:

Portfolio Company	Type of Investment	Industry	Principal / Number of Shares (in thousands)
Ability Networks Inc.	Senior Secured First Lien Debt	Health Care Providers & Services	$ 7,980
Ability Networks Inc.	Senior Secured Second Lien Debt	Health Care Providers & Services	$ 12,550
Acrisure, LLC	Senior Secured Second Lien Debt	Banking, Finance, Insurance & Real Estate	$ 9,000
AM General LLC	Senior Secured First Lien Debt	Aerospace & Defense	$ 6,125
Amports, Inc.	Senior Secured First Lien Debt	Automotive	$ 15,000
Answers.com	Senior Secured First Lien Debt	Internet Software & Services	$ 35,000
AP Gaming I, LLC	Senior Secured First Lien Debt	Hotels, Restaurants & Leisure	$ 4,925
Applied Merchant Systems West Coast Inc.	Senior Secured First Lien Debt	Diversified Financial Services	$ 19,256
Appriss Holdings, Inc.	Senior Secured Second Lien Debt	Business Equipment & Services	$ 15,000
Avaya, Inc.	Senior Secured First Lien Debt	Communications Equipment	$ 12,869
B&M CLO 2014-1, LTD. Subordinated Notes	Collateralized Securities	Diversified Investment Vehicles	$ 40,250
Boston Market Corporation	Senior Secured Second Lien Debt	Hotels, Restaurants & Leisure	$ 14,838
Caesars Growth Properties Holdings, LLC	Senior Secured First Lien Debt	Hotels, Restaurants & Leisure	$ 4,987
Carlyle GMS Finance, Inc.	Equity/Other	Diversified Investment Vehicles	$ 3,123
Central Security Group, Inc.	Senior Secured First Lien Debt	Commercial Services & Supplies	$ 18,500
Chicken Soup for the Soul Publishing, LLC	Senior Secured First Lien Debt	Publishing	$ 29,850
CIG Financial, LLC	Senior Secured Second Lien Debt	Consumer Finance	$ 15,000
Clover Technologies Group, LLC.	Senior Secured First Lien Debt	Commercial Services & Supplies	$ 11,500
ConvergeOne Holdings Corp.	Senior Secured First Lien Debt	Diversified Consumer Services	$ 13,466
CPX Interactive Holdings, LP	Senior Secured Second Lien Debt	Publishing	$ 20,102
CPX Interactive Holdings, LP - Series A Convertible Preferred Shares	Equity/Other	Publishing	6,000
CPX Interactive Holdings, LP - Warrants	Equity/Other	Publishing	317
Creative Circle, LLC	Senior Secured First Lien Debt	Professional Services	$ 12,374
CREDITCORP	Senior Secured Second Lien Debt	Consumer Finance	$ 13,250
Crowley Holdings, Inc. - Series A Preferred Shares	Equity/Other	Marine	25,390
CVP Cascade CLO, LTD. Subordinated Notes	Collateralized Securities	Diversified Investment Vehicles	$ 31,000

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Portfolio Company	Type of Investment	Industry	Principal / Number of Shares (in thousands)
CVP Cascade CLO-2, LTD. Subordinated Notes	Collateralized Securities	Diversified Investment Vehicles	$ 35,250
Danish CRJ LTD.	Equity/Other	Aerospace & Defense	$ 500
Eagle RX, Inc	Senior Secured First Lien Debt	Health Care Providers & Services	$ 16,020
ECI Acquisition Holdings, Inc.	Senior Secured First Lien Debt	Technology - Enterprise Solutions	$ 12,351
Epic Health Services, Inc.	Senior Secured First Lien Debt	Health Care Providers & Services	$ 15,725
ERG Holding Company	Senior Secured First Lien Debt	Health Care Providers & Services	$ 14,652
Evolution Research Group - Preferred Equity	Equity/Other	Health Care Providers & Services	$ 500
Excelitas Technologies Corp.	Senior Secured First Lien Debt	Electronic Equipment, Instruments & Components	$ 10,151
EZE Trucking, Inc.	Senior Secured First Lien Debt	Road & Rail	$ 12,467
Fifth Street Senior Loan Fund I, LLC	Equity/Other	Diversified Investment Vehicles	$ 35,000
Figueroa CLO 2014-1, LTD. Subordinated Notes	Collateralized Securities	Diversified Investment Vehicles	$ 35,057
Gold, Inc.	Subordinated Debt	Textiles, Apparel & Luxury Goods	$ 12,163
GTCR Valor Companies, Inc.	Senior Secured First Lien Debt	Software	$ 36,983
H.D. Vest, Inc.	Senior Secured Second Lien Debt	Diversified Consumer Services	$ 8,750
Hanna Anderson, LLC	Senior Secured First Lien Debt	Retailers (except food & drug)	$ 14,625
Henniges Automotive Holdings, Inc	Senior Secured First Lien Debt	Automotive	$ 9,968
High Ridge Brands Co.	Senior Secured Second Lien Debt	Household Products	$ 22,500
Icynene US Acquisition Corp.	Senior Secured First Lien Debt	Chemicals	$ 52,000
ILC Dover LP	Senior Secured First Lien Debt	Aerospace & Defense	$ 14,813
InMotion Entertainment Group, LLC	Senior Secured First Lien Debt	Retailers (except food & drug)	$ 11,647
IntegraMed America, Inc.	Senior Secured First Lien Debt	Health Care Providers & Services	$ 3,754
Integrity Neutraceuticals	Equity/Other	Food Products	$ 1,630
Integrity Neutraceuticals	Senior Secured First Lien Debt	Food Products	$ 35,000
Interblock USA L.C.	Senior Secured Second Lien Debt	Electronic Equipment, Instruments & Components	$ 23,000

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Portfolio Company	Type of Investment	Industry	Principal / Number of Shares (in thousands)
J. C. Bromac Corporations	Senior Secured Second Lien Debt	Hotels, Restaurants & Leisure	$ 10,000
Jackson Hewitt, Inc.	Senior Secured First Lien Debt	Diversified Consumer Services	$ 8,625
Jefferson Gulf Coast Energy Partners LLC.	Senior Secured First Lien Debt	Transportation Infrastructure	$ 18,000
K & N Engineering, Inc	Senior Secured Second Lien Debt	Automotive	$ 13,000
K2 Pure Solutions NoCal, L.P.	Senior Secured First Lien Debt	Chemicals	$ 9,938
Kahala Ireland OpCo LLC	Senior Secured First Lien Debt	Aerospace & Defense	$ 47,405
Kahala Ireland OpCo LLC	Equity/Other	Aerospace & Defense	$ 1,589
Kahala US OpCo LLC	Senior Secured First Lien Debt	Aerospace & Defense	$ 12,992
Land Holdings I, LLC	Senior Secured First Lien Debt	Hotels, Restaurants & Leisure	$ 30,000
Linc Energy Finance USA, Inc.	Senior Secured Second Lien Debt	Oil, Gas & Consumable Fuels	$ 9,000
Liquidnet Holdings, Inc	Senior Secured First Lien Debt	Capital Markets	$ 17,281
MBLOX Inc. - Warrants	Equity/Other	Internet Software & Services	1,531
MCS AMS Sub-Holdings LLC	Senior Secured First Lien Debt	Real Estate Management & Development	$ 14,156
MidOcean Credit CLO II, LLC	Collateralized Securities	Diversified Investment Vehicles	$ 37,600
MidOcean Credit CLO III, LLC	Collateralized Securities	Diversified Investment Vehicles	$ 40,250
MidOcean Credit CLO IV, LLC	Collateralized Securities	Diversified Investment Vehicles	$ 18,500
Miller Heiman, Inc.	Senior Secured First Lien Debt	Media	$ 18,507
Motorsports Aftermarket Group	Senior Secured First Lien Debt	Automotive	$ 24,938
National Technical Systems, Inc.	Senior Secured First Lien Debt	Professional Services	$ 18,609
NCP Finance Limited Partnership	Senior Secured Second Lien Debt	Consumer Finance	$ 17,820
New Media Holdings II, LLC	Senior Secured First Lien Debt	Publishing	$ 8,950
NewStar Arlington Senior Loan Program LLC Subordinated Notes	Collateralized Securities	Diversified Investment Vehicles	$ 31,603
NextCare, Inc.	Senior Secured First Lien Debt	Health Care Providers & Services	$ 19,752
NMFC Senior Loan Program I, LLC	Equity/Other	Diversified Investment Vehicles	$ 50,000
Noosa Acquirer, Inc.	Senior Secured Second Lien Debt	Food Products	$ 25,000

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Portfolio Company	Type of Investment	Industry	Principal / Number of Shares (in thousands)
North Atlantic Trading Company, Inc.	Senior Secured First Lien Debt	Food Products	$ 19,854
Ocean Trails CLO V, LTD.	Collateralized Securities	Diversified Investment Vehicles	$ 40,518
OFSI Fund VI, Ltd. Subordinated Notes	Collateralized Securities	Diversified Investment Vehicles	$ 38,000
OH Acquisition, LLC	Senior Secured First Lien Debt	Banking, Finance, Insurance & Real Estate	$ 7,500
Orchid Underwriters Agency, LLC	Equity/Other	Banking, Finance, Insurance & Real Estate	$ 500
Orchid Underwriters Agency, LLC	Senior Secured First Lien Debt	Banking, Finance, Insurance & Real Estate	$ 15,000
Otter Box Holdings, Inc.	Senior Secured First Lien Debt	Electronic Equipment, Instruments & Components	$ 8,466
Park Ave Holdings, LLC	Subordinated Debt	Real Estate Management & Development	$ 6,107
Park Ave Holdings, LLC	Equity/Other	Real Estate Management & Development	16
PennantPark Credit Opportunity Fund, LP	Equity/Other	Diversified Investment Vehicles	$ 10,000
PeopLease Holdings, LLC	Senior Secured First Lien Debt	Commercial Services & Supplies	$ 10,000
PGX Holdings	Senior Secured First Lien Debt	Transportation Infrastructure	$ 11,000
Premier Dental Services, Inc.	Senior Secured First Lien Debt	Health Care Providers & Services	$ 24,803
Pre-Paid Legal Services, Inc.	Senior Secured First Lien Debt	Diversified Consumer Services	$ 9,408
RedPrairie Corp.	Senior Secured First Lien Debt	Software	$ 13,389
Related Fee Agreements	Collateralized Securities	Diversified Investment Vehicles	$ 1,886
Resco Products, Inc.	Senior Secured First Lien Debt	Metals & Mining	$ 10,000
S.B. Restaurant Co., Inc.	Subordinated Debt	Hotels, Restaurants & Leisure	$ 4,050
S.B. Restaurant Co., Inc. - Warrants	Equity/Other	Hotels, Restaurants & Leisure	-
S.B. Restaurant Co., Inc. - Senior Subordinated Debt	Subordinated Debt	Hotels, Restaurants & Leisure	$ 134
Sage Automotive Interiors, Inc.	Senior Secured Second Lien Debt	Automotive	$ 13,000
Schulman Associates Institutional Review Board, Inc.	Senior Secured Second Lien Debt	Health Care Providers & Services	$ 17,000
SI Organization, Inc.	Senior Secured First Lien Debt	Aerospace & Defense	$ 789

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Portfolio Company	Type of Investment	Industry	Principal / Number of Shares (in thousands)
Silver Spring CLO, Ltd.	Collateralized Securities	Diversified Investment Vehicles	$ 31,500
SkyCross Inc. - Warrants	Equity/Other	Electronic Equipment, Instruments & Components	2,254
South Grand MM CLO I, LLC	Equity/Other	Diversified Investment Vehicles	$ 27,744
Squan Holding Corp.	Senior Secured First Lien Debt	Diversified Telecommunication Services	$ 23,000
Squan Holding Corp.	Equity/Other	Diversified Telecommunication Services	1,151
Steel City Media	Subordinated Debt	Metals & Mining	$ 20,068
STG-Fairway Acquisitions, Inc.	Senior Secured First Lien Debt	Professional Services	$ 11,845
SunGard Availability Services Capital, Inc.	Senior Secured First Lien Debt	Business Equipment & Services	$ 9,950
Surgery Center Holdings, Inc.	Senior Secured Second Lien Debt	Healthcare & Pharmaceuticals	$ 10,000
Taqua, LLC.	Senior Secured First Lien Debt	Wireless Telecommunication Services	$ 14,000
TASC Advisory Services	Senior Secured First Lien Debt	Aerospace & Defense	$ 6,983
Tax Defense Network, LLC	Equity/Other	Diversified Consumer Services	$ 500
Tax Defense Network, LLC	Senior Secured First Lien Debt	Diversified Consumer Services	$ 31,100
Tennenbaum Waterman Fund, L.P.	Equity/Other	Diversified Investment Vehicles	$ 8,396
The SAVO Group, Ltd. - Warrants	Equity/Other	Internet Software & Services	138
The Tennis Channel Holdings, Inc.	Senior Secured First Lien Debt	Media	$ 15,781
THL Credit Greenway Fund II LLC	Equity/Other	Diversified Investment Vehicles	$ 19,084
Total Outdoor Holdings Corp.	Senior Secured First Lien Debt	Advertising	$ 20,000
Transportation Insight, LLC	Senior Secured First Lien Debt	Transportation Infrastructure	$ 16,000
Trinity Consultants, Inc	Senior Secured First Lien Debt	Business Equipment & Services	$ 15,000
Trojan Battery	Senior Secured First Lien Debt	Automotive	$ 10,195
United Central Industrial Supply Company, LLC	Senior Secured First Lien Debt	Commercial Services & Supplies	$ 8,798
US Shipping LLC	Senior Secured First Lien Debt	Marine	$ 10,255

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Portfolio Company	Type of Investment	Industry	Principal / Number of Shares (in thousands)
Valence Surface Technologies	Senior Secured First Lien Debt	Aerospace & Defense	$ 9,940
Visionary Integration Professionals, LLC	Subordinated Debt	IT Services	$ 11,183
Visionary Integration Professionals, LLC - Warrants	Equity/Other	IT Services	657
WhiteHorse VIII, Ltd. CLO Subordinated Notes	Collateralized Securities	Diversified Investment Vehicles	$ 36,000
World Business Lenders, LLC	Equity/Other	Consumer Finance	$ 3,750
Xplornet Communications Inc. - Warrants	Equity/Other	Diversified Telecommunication Services	10
Xplornet Communications, Inc.	Subordinated Debt	Diversified Telecommunication Services	$ 11,350
Zimbra, Inc.	Senior Secured Second Lien Debt	Software	$ 6,000
Zimbra, Inc.	Subordinated Debt	Software	$ 2,000
Zimbra, Inc. - Warrants (Second Lien Debt)	Equity/Other	Software	535
Zimbra, Inc. - Warrants (Third Lien Bridge Note)	Equity/Other	Software	1,000

PROSPECTUS UPDATES

As a result of the Company’s intention to close the extension of its public offering on April 30, 2015, the Prospectus is revised as follows:

•	The question “How long will this follow-on offering last?” in the section entitled “Questions and Answers about This Follow-On Offering” on page 28 of the Prospectus is hereby replaced in its entirety with the following:

“Q:  How long will this follow-on offering last?

A:  This is a continuous offering of our shares as permitted by the federal securities laws. While we are permitted to continue this follow-on offering for up to three years from the effective date of this registration statement by filing post-effective amendments to this registration statement, which are subject to SEC review in order to sell the shares registered in this follow-on offering, we intend to stop accepting new investments in this follow-on offering on April 30, 2015. Your ability to purchase shares and submit shares for repurchase will not be affected by the closing of this follow-on offering and the commencement of a new one. Generally, state registrations are for a period of one year. We may be required to discontinue selling shares in any state in which our registration is not renewed or otherwise extended annually prior to the closing of the offering.”

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•	The first paragraph in the section entitled “Plan of Distribution” under the sub-heading “General” beginning on page 148 of the Prospectus is hereby replaced in its entirety with the following:

We are offering a maximum of 101,100,000 shares of our common stock to the public through our dealer manager in this follow-on offering. The shares are being offered on a “best efforts” basis, which means generally that the dealer manager is required to use only its best efforts to sell the shares and it has no firm commitment or obligation to purchase any of the shares. The offering of shares of our common stock will terminate on or before July 1, 2016, which is two years after the effective date of this follow-on registration statement. We may elect to extend this follow-on offering for an additional year following July 1, 2016 so that we are offering our common stock pursuant to this follow-on offering through July 1, 2017, which is three years after the effective date of this follow-on registration statement. However, we intend to stop accepting new investments on April 30, 2015. In addition, this follow-on offering must be registered in every state in which we offer or sell shares. Generally, such registrations are for a period of one year. Thus, we may have to stop selling shares in any state in which our registration is not renewed or otherwise extended annually, prior to April 30, 2015, when we intend to cease accepting new investments. We reserve the right to terminate this follow-on offering at any time, including prior to the intended closing on April 30, 2015, and this follow-on offering will terminate upon such time as we sell the maximum of 101,100,000 shares sold pursuant to this follow-on offering, should we sell the maximum amount prior to the stated termination date of this follow-on offering.”

On December 29, 2014, the Company’s Board of Directors, or the Board, elected Peter M. Budko, currently the Company’s Chief Executive Officer, to serve as Director and Chairman of the Board. In connection with Peter M. Budko’s election as Director and Chairman of the Board, Nicholas S. Schorsch resigned from his role as Director and Chairman of the Board, effective as of that same date. Mr. Schorsch did not resign pursuant to any disagreement with the Company. Accordingly, the disclosure in the Prospectus is revised as follows:

Prospectus Summary

•	The second paragraph on page 11 of the Prospectus under the heading “Investment Adviser” is hereby replaced with the following disclosure.

“Our Adviser is a Delaware limited liability company that is registered as an investment adviser under the Advisers Act. Our Adviser is indirectly wholly-owned by AR Capital which is majority-owned by Nicholas S. Schorsch and William M. Kahane, one of our directors. Messrs. Schorsch and Kahane have many years of experience in private equity, investment banking and real estate acquisitions and finance and have served as executive officers and directors of NYSE-listed companies in the REIT and real estate development industries. For more information, see ‘Management.”’

Management’s Discussion and Analysis of Financial Condition and Results of Operations

•	The first paragraph on page 62 of the Prospectus under the heading “Overview” is hereby replaced with the following disclosure:

“We are a specialty finance company incorporated in Maryland in May 2010. We are an externally managed, non-diversified closed-end investment company that has elected to be treated as a business development company (‘BDC’) under the Investment Company Act of 1940, as amended (the “1940 Act”). We are therefore required to comply with certain regulatory requirements. We have elected to be treated for U.S. federal income tax purposes, and intend to qualify annually hereafter, as a regulated investment company (‘RIC’) under Subchapter M of the Internal Revenue Code of 1986, as amended (the ‘Code’). We are managed by the Adviser, a private investment firm that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Adviser oversees the management of our activities and is responsible for making investment decisions with respect to our portfolio. Our Adviser is controlled by Nicholas S. Schorsch and William M. Kahane, one of our directors, through their ownership of AR Capital, LLC (formerly known as American Realty Capital II, LLC) (the ‘Sponsor’).”

Investment Objectives and Policies

•	The first paragraph under the sub-heading “Our Company” on page 92 of the Prospectus is replaced in its entirety with the following:

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“We are a specialty finance company incorporated in Maryland in May 2010. We are managed by our Adviser, a private investment firm that is registered as an investment adviser under the Advisers Act. Our Adviser is controlled by Mr. Schorsch and Mr. Kahane, one of our directors, through their ownership of our sponsor, AR Capital.”

•	The second paragraph under the sub-heading “Our Investment Adviser” on page 93 of the Prospectus is replaced in its entirety with the following:

“Our Adviser is a Delaware limited liability company that is registered as an investment adviser under the Advisers Act. Our Adviser is wholly owned by AR Capital, LLC, a company which is indirectly majority-owned by Nicholas S. Schorsch and William M. Kahane, one of our directors, which has sponsored 12 publicly offered REITs as of March 31, 2014.”

Management

•	The table under the sub-heading “Directors” on page 105 of the Prospectus is replaced in its entirety with the following:

“Name	Age	Director Since	Expiration of Current Term
Interested Directors
Peter M. Budko	54	2014	2015 Annual Meeting
William M. Kahane	66	2010	2015 Annual Meeting
Independent Directors
Leslie D. Michelson	63	2011	2015 Annual Meeting
Randolph C. Read	62	2014	2015 Annual Meeting
Edward G. Rendell	70	2011	2015 Annual Meeting”

•	Nicholas S. Schorsch’s biography beginning on page 106 is replaced in its entirety with the following:

“Peter M. Budko has served as a director and chairman of the board of directors of our company since December 2014, chief executive officer of our company since November 2014, and has served president of our company from April 2012 until November 2014 and as the chief operating officer of the company from January 2011 until November 2014. Mr. Budko has served as the chief executive officer of our Adviser since June 2010. He also served as the chief investment officer of our company from May 2010 until April 2012. Mr. Budko has also served as president and chief operating officer of Business Development Corporation of America II, or BDCA II, and as chief executive officer of its adviser since May 2014, as BDCA II’s chief executive officer since November 2014, as an executive officer of ARC RFT and ARC RFT’s advisor since their formation in November 2012, and as chief investment officer and a director of RCS Capital since February 2013. Mr. Budko has been a principal and a member of the investment committee of the adviser to BDCA Venture, Inc. (a publicly-listed BDC), BDCA Venture Adviser, LLC, or BDCV Adviser, since July 2014. Mr. Budko was a founding partner of our Sponsor and serves or has served in various executive capacities among other public, non-traded investment programs currently or formerly sponsored by our Sponsor. Mr. Budko founded and formerly served as managing director and group head of the Structured Asset Finance Group, a division of Wachovia Capital Markets from 1997 to 2006. As head of this group, Mr. Budko had responsibility for a diverse platform of structured financial and credit products, including commercial asset securitization; net lease credit financing and acquisitions; structured tax free asset exchange solutions and qualified intermediary services for real estate exchange investors. While at Wachovia, Mr. Budko acquired over $5 billion of assets. From 1987 to 1997, Mr. Budko worked in the Private Placement and Corporate Real Estate Finance Groups at NationsBank Capital Markets (predecessor to Bank of America Securities), becoming head of the Corporate Real Estate Finance group in 1990. Within the Private Placement group, Mr. Budko was responsible for the origination, structuring and placement of highly structured debt offerings by corporate issuers within NationsBank. Mr. Budko received a B.A. in Physics from the University of North Carolina.

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We believe that Mr. Budko’s current experience as an executive officer of our company, the Adviser, BDCA II and its adviser, BDCV Adviser, ARC RFT and ARC RFT’s advisor, as an executive officer and director of RCS Capital, as founding partner of our Sponsor and his experience in various executive capacities among other public, non-traded investment programs currently or formerly sponsored by our Sponsor, and significant prior financial services experience, make him well qualified to serve as our chairman of our board of directors.”

•	Mr. Budko’s biography on page 110 of the Prospectus is deleted in its entirety.

•	The disclosure under the heading “Corporate Leadership Structure” on page 110 of the Prospectus is hereby replaced in its entirety with the following:

“Our board of directors believes that Mr. Budko is best situated to serve as chairman because he is the director most familiar with our business and industry and most capable of effectively identifying strategic priorities and leading the discussion and execution of strategy. We believe an interested director serving as chairman on our board along with Mr. Kahane and three independent directors is in our best interest because it provides the appropriate balance between strategic development and independent oversight of management.”

•	The table on page 111 of the Prospectus under the sub-heading “Compensation of Directors” is replaced in its entirety with the following:

“Name	Fees Paid in Cash ($)	Stock Awards ($)	Option Awards ($)	Non-Equity Incentive Plan Compensation ($)	Changes in Pension Value and Nonqualified Deferred Compensation Earnings ($)	All Other Compensation ($)	Total Compensation ($)
Peter M. Budko(1)	$—	$—	$—	$—	$—	$—	$—
William M. Kahane(1)	—	—	—	—	—	—	—
Leslie D. Michelson	32,083	—	—	—	—	—	32,083
Randolph C. Read	—	—	—	—	—	—	—
Edward G. Rendell	23,333	—	—	—	—	—	23,333
(1)	Messrs. Budko and Kahane receive no compensation for serving as a director.”

Portfolio Management

•	The first paragraph under the heading “Our Investment Adviser” on page 113 of the Prospectus is hereby replaced with the following:

“Our Adviser is a Delaware limited liability company formed on June 15, 2010 that is registered as an investment adviser under the Advisers Act. Our Adviser is wholly-owned by AR Capital, which is indirectly majority-owned by Nicholas S. Schorsch and William M. Kahane, one of our directors. The principal executive offices of our Adviser are located at 405 Park Avenue, 3rd Floor, New York, NY 10022.”

Certain Relationships and Related Party Transactions

•	The first paragraph in this section on page 122 of the Prospectus is hereby replaced with the following:

“We have entered into an Investment Advisory Agreement with our Adviser, which is wholly owned by AR Capital, which is indirectly majority-owned by Mr. Schorsch and Mr. Kahane, one of our directors. Our executive officers and our Adviser’s investment professionals may also serve as principals of other investment managers affiliated with our Adviser or AR Capital that may in the future manage investment funds with investment objectives similar to ours.”

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Stock Ownership by Directors, Officers and Certain Stockholders

•	The first table on page 125 is replaced in its entirety with the following:

“Beneficial Owner(1)	Number of Shares Beneficially Owned	Percentage(2)
Interested Directors:
Peter M. Budko	33,749	—
William M. Kahane	—	—
Independent Directors:
Leslie D. Michelson	8,435	—
Randolph C. Read	—	—
Edward G. Rendell	—	—
Officers (that are not directors):
Nicholas Radesca	—	—
Robert K. Grunewald	—	—
All directors and executive officers as a group (8 persons)	206,050(3)	0.13%

(1)	The business address of each individual or entity listed in the table is 405 Park Avenue, 3rd Floor, New York, New York 10022.
(2)	Based on a total of 156,731,461 shares of common stock issued and outstanding on December 1, 2014.
(3)	Our Adviser, which owns 163,866 shares of the 206,050 presented above, is 100% owned by American Realty Capital II Advisors, LLC, which is majority-owned by Nicholas S. Schorsch and William M. Kahane.”

•	The second table on page 125 is replaced in its entirety with the following:

“Name of Director	Dollar Range of Equity Securities Beneficially Owned(1)(2)(3)
Interested Directors:
Peter M. Budko	over $100,000
William M. Kahane	over $100,000
Independent Directors:
Leslie D. Michelson	$50,001 – $100,000
Edward G. Rendell	—

(1) Beneficial ownership has been determined in accordance with Rule 16a-1(a)(2) of the Exchange Act.

(2) The dollar range of equity securities beneficially owned by our directors is based on the current offering price of $11.20 per share.

(3) The dollar range of equity securities beneficially owned is: None, $1 – $10,000, $10,001 – $50,000, $50,001 – $100,000, or over $100,000.”

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